BANK CREDIT AND LOANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended															12 Months Ended
	Apr. 27, 2015	Feb. 01, 2015	Aug. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Sep. 30, 2012	Feb. 28, 2012	Jul. 31, 2008	Dec. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 16, 2015	Sep. 30, 2014
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses																			$ 1,000	$ 850
Warrants issued															1,200,000
Warrant exercise price															$ 2.50
Warrants exercisable term, years															3 years
Discount on convertible note															$ 708
Accrued interest																		$ 115	1,041
Amortization of debt discount																		2,684	43	$ 489
Repayment of loan															1,700
Number of warrants warrants exercised																						120,000
Repayments of loan from shareholders																		5,030	1,230
Interest paid																		2,106	$ 57	$ 180
Line of credit, applicable interest rate																			3.023%
Bank credit																		2,416	$ 1,589
Revolving Credit Facility [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts																		750
Line of credit, amounts utilized																		$ 744
Line of credit, applicable interest rate																		3.50%
Secured borrowings [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts																		$ 623
Line of credit, amounts utilized																		$ 386
Convertible notes from controlling shareholders, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR		9.00%
Latest date of conversion	Aug. 31, 2016
Number of extended convertible days	30 days
Minimum [Member] | Convertible notes from controlling shareholders, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Debt conversion, price per share																					$ 1.00
Repayment of convertible debt	$ 7,500
Principal Owner [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Long-term loans															$ 300
Repayment of loan						$ 30
Affiliated Entity [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR															5.00%
Total Long-term loans															$ 3,000				2,970
Annual rate															7.00%
Repayment date															Feb. 28, 2014
Majority Shareholder [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR					3.50%
Total Long-term loans															$ 2,700
Line of credit, maximum borrowing amounts					$ 1,000
Convertible notes from controlling shareholders, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses																	$ 3,000
Warrants issued																	1,578,947
Warrant exercise price																	$ 2.38
Warrants exercisable term, years																	5 years
Interest rate additional rate over LIBOR		9.00%															3.50%	7.50%
Debt conversion, price per share																	$ 2.09
Discount on convertible note																	$ 451	$ 1,540
Total Current maturities																		3,090	3,000
Accrued interest																		115
Amortization of debt discount																		$ 2,684
Beneficial conversion feature			$ 3,090
Repayments of loan from shareholders			5,090
Interest paid			1,825
Withholding taxes paid on payments of debt			$ 600
Latest date of conversion	Aug. 31, 2016
Number of extended convertible days	30 days
Convertible notes from controlling shareholders, net [Member] | Majority Shareholder [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR										3.50%
Amount of loan from shareholders									$ 850
Repayments of loan from shareholders							$ 850
Convertible notes from controlling shareholders, net [Member] | Majority Shareholder [Member] | Maximum [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities										$ 1,000
Modified shareholder debt April 2015 [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Loss on extinguishment of debt				$ 84
Beneficial conversion feature				$ 8,204
Loan in U.S. dollars from shareholders [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses																$ 1,500
Interest rate additional rate over LIBOR																3.00%
Total Current maturities																			$ 5,120
Debt instrument, principal installment												$ 750	$ 750
Repayment of loan								$ 350			$ 350
Loan in U.S. dollars from shareholders [Member] | September Amendment [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses														$ 1,148
Remaining unpaid loan amount														$ 352
Bank credit [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities																		$ 0
Bank credit [Member] | Revolving Credit Facility [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts																		2,250
Secured borrowing against specific accounts receivables, maximum amount																		$ 1,672